Share-based compensation - Disclosure of significant inputs in the model, share options (Details) - Stock option plans	Jul. 07, 2025 yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%), based on historical volatility	75.65%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected vesting period (term in years)	5.5
Risk-free interest rate (in %)	1.78%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected vesting period (term in years)	6.5
Risk-free interest rate (in %)	1.91%